Alger SMid Cap Growth Portfolio (Prospectus Summary) | Alger SMid Cap Growth Portfolio
Alger SMid Cap Growth Portfolio
INVESTMENT OBJECTIVE
Alger SMid Cap Growth Portfolio seeks long-term capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.The table does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the fees would be higher.
Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Alger SMid Cap Growth Portfolio Class I-2
Advisory Fees		0.81%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.25%
Total Annual Fund Operating Expenses		1.06%
Expense Reimbursement	[1]	0.07%
Total Annual Fund Operating Expenses After Expense Reimbursement		0.99%
[1]	Fred Alger Management, Inc. has contractually agreed to reimburse expenses (excluding interest, taxes, brokerage and extraordinary expenses) through April 30, 2013 to the extent necessary to limit the Portfolio's annual operating expenses to 0.99% of the Portfolio's average net assets. This expense reimbursement cannot be terminated.

EXAMPLE
The following example, which reflects the shareholder fees and operating expenses listed above, is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000.00 in Class I-2 shares of the Portfolio for the time periods indicated, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The example does not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If it did, the expenses would be higher.
Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Alger SMid Cap Growth Portfolio Class I-2	101	330	578	1,288

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Portfolio's performance. During the most recent fiscal year, the Portfolio's turnover rate was 59.22% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGY
Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing
Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of smallcap and midcap companies. The Portfolio focuses on smallcap and midcap companies that Fred Alger Management Inc. believes demonstrate promising growth potential. Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2500 Growth Index or the Russell Midcap Growth Index,
respectively, as reported by the indexes as of the most recent quarter-end. At
December 31, 2011, the market capitalization of the companies in these indexes ranged from $23.4 million to $20.4 billion.

The Portfolio can leverage, that is, borrow money to buy additional securities.
By borrowing money, the Portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Portfolio can also invest in derivative instruments. The Portfolio currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Portfolio's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.
PRINCIPAL RISKS
As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Portfolio's price per share will fluctuate due to changes in the market prices of its investments. Also, the Portfolio's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies'
earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Portfolio may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the
Portfolio's performance. When purchasing options, the Portfolio bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Portfolio is exercised, the
Portfolio will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Portfolio is exercised, the Portfolio will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Portfolio's securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management,
Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Portfolio may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger Management, Inc. may not predict accurately future foreign exchange rates.

The following risks may also apply:

• the possibility of greater risk by investing in companies with small or medium market capitalizations rather than larger, more established issuers owing to such factors as more limited product lines or financial resources or lack of management depth.

• it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Portfolio owing to the potentially less frequent trading of stocks of smaller market capitalization.

• the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value;
thus the Portfolio's net asset value could decrease more quickly than if it had not borrowed.
PERFORMANCE
The following bar chart and the table beneath it provide some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance with an appropriate benchmark of market performance. The Russell 2500 Growth
Index is an index of common stocks designed to track performance of small- and medium-capitalization companies with greater than average growth orientation.
The performance numbers do not reflect fees, expenses, or charges that may be imposed by the separate accounts of life insurance companies or qualified pension or retirement plans. If they did, the performance numbers would be lower. Remember that the Portfolio's past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio's website www.alger.com.
ANNUAL TOTAL RETURN FOR CLASS I-2 SHARES as of December 31 (%)

Best Quarter: Q2 2009 18.18% Worst Quarter: Q3 2011 -22.73%
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2011
Average Annual Total Returns Alger SMid Cap Growth Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class I-2	Class I-2	(3.87%)	(3.65%)	Jan. 02, 2008
Russell 2500 Growth Index	Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)	(1.57%)	1.65%	Jan. 02, 2008